UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00582

FPA Paramount Fund, Inc.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

J. RICHARD ATWOOD, PRESIDENT FPA Paramount Fund, Inc. 11601 WILSHIRE BLVD., STE 1200 LOS ANGELES, CALIFORNIA 90025		Copy to: MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2018

ITEM 1. Schedule of Investments.

FPA PARAMOUNT FUND, INC.

PORTFOLIO OF INVESTMENTS

December 31, 2018

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
BEVERAGES — 6.8%
Ambev SA (Brazil)	983,646	$3,897,781
Britvic plc (Britain)	262,684	2,675,387
Fomento Economico Mexicano SAB de CV (Mexico)	393,553	3,384,054
		$9,957,222
INFRASTRUCTURE SOFTWARE — 6.1%
Microsoft Corporation	49,800	$5,058,186
Oracle Corporation	85,770	3,872,515
		$8,930,701
PROFESSIONAL SERVICES — 5.2%
Pagegroup plc (Britain)	634,105	$3,642,575
Randstad NV (Netherlands)	88,810	4,071,931
		$7,714,506
INTERNET MEDIA — 5.0%
Alphabet, Inc. (Class C)(a)	4,350	$4,504,903
Baidu, Inc. (ADR) (China)(a)	17,985	2,852,421
		$7,357,324
PACKAGED FOOD — 4.0%
Danone SA (France)	46,150	$3,252,772
Nestle SA (Switzerland)	33,290	2,701,908
		$5,954,680
AIRLINES — 3.9%
Ryanair Holdings plc (Ireland)(a)	474,565	$5,822,775
OTHER COMMERCIAL SERVICES — 3.8%
ALS, Ltd. (Australia)	598,669	$2,860,408
Edenred (France)	74,570	2,746,335
		$5,606,743
HOUSEHOLD PRODUCTS — 3.2%
Henkel AG & Co. KGaA (Germany)	33,170	$3,264,685
L’Oreal SA (France)	6,412	1,467,221
		$4,731,906
GENERAL MERCHANDISE STORES — 3.0%
Magazine Luiza SA (Brazil)	93,512	$4,358,602

INFORMATION TECHNOLOGY SERVICES — 2.9%
Capgemini SE (France)	42,600	$4,237,209

SPECIALTY PHARMA — 2.8%
Hypera SA (Brazil)	521,735	$4,062,843

SPECIALTY APPAREL STORES — 2.7%
Industria de Diseno Textil SA (Spain)	154,720	$3,949,176

MANAGED HEALTH CARE — 2.6%
Notre Dame Intermedica Participacoes SA (Brazil)(a)	521,324	$3,909,337

	Shares	Fair Value
FLOW CONTROL EQUIPMENT — 2.6%
Sulzer AG (Switzerland)	48,313	$3,850,366

INTERNET BASED SERVICES — 2.6%
Booking Holdings, Inc.(a)	2,200	$3,789,324

MASS MERCHANTS — 2.5%
Dollar General Corporation	34,280	$3,704,982

BANKS — 2.5%
AIB Group plc (Ireland)	875,100	$3,690,041

REINSURANCE — 2.5%
RenaissanceRe Holdings Ltd. (Bermuda)	27,070	$3,619,259

HEALTH CARE SUPPLIES — 2.4%
EssilorLuxottica SA (France)	28,296	$3,586,741

AUTOMOTIVE RETAILERS — 2.4%
O’Reilly Automotive, Inc.(a)	10,400	$3,581,032

NON WOOD BUILDING MATERIALS — 2.4%
Cie de Saint-Gobain (France)	107,480	$3,567,958

SPECIALTY CHEMICALS — 2.4%
IMCD NV (Netherlands)	54,199	$3,469,472

SECURITY SERVICES — 2.3%
Prosegur Cia de Seguridad SA (Spain)	672,901	$3,405,325

OTHER SPEC RETAIL - DISCRETIONARY — 2.3%
GrandVision NV (Netherlands)	155,084	$3,396,839

FOOD SERVICES — 2.3%
Sodexo SA (France)	32,540	$3,337,151

APPAREL, FOOTWEAR & ACC DESIGN — 2.2%
adidas AG (Germany)	15,374	$3,212,996

APPLICATION SOFTWARE — 2.2%
SAP SE (Germany)	32,170	$3,192,860

COMMUNICATIONS EQUIPMENT — 2.2%
Cisco Systems, Inc.	40,000	$1,733,200
Samsung Electronics Co. Ltd. (South Korea)	41,826	1,456,034
		$3,189,234

	Shares or Principal Amount	Fair Value
BUILDING MAINTENANCE SERVICES — 2.1%
ISS A/S (Denmark)	110,766	$3,101,092

CONTAINERS & PACKAGING — 2.1%
Brambles, Ltd. (Australia)	423,390	$3,029,207

BASIC & DIVERSIFIED CHEMICALS — 2.0%
Air Liquide SA (France)	23,930	$2,971,521

HEALTH CARE SERVICES — 1.9%
Laboratory Corp. of America Holdings(a)	22,130	$2,796,347

ADVERTISING & MARKETING — 0.9%
Stroeer SE & Co. KGaA (Germany)	28,270	$1,370,195

OIL & GAS SERVICES & EQUIPMENT — 0.5%
ShawCor, Ltd. (Canada)	61,360	$745,201

OTHER COMMON STOCKS — 1.9% (b)		$2,791,340

TOTAL COMMON STOCKS — 99.2% (Cost $152,762,308)		$145,991,507

TOTAL INVESTMENT SECURITIES — 99.2%(Cost $152,762,308)		$145,991,507

SHORT-TERM INVESTMENTS — 0.5%
State Street Bank Repurchase Agreement — 0.50% 1/2/2019 (Dated 12/31/2018, repurchase price of $741,021, collateralized by $740,000 principal amount U.S. Treasury Notes —2.875% 2025,fair value $759,315)	$741,000	$741,000
TOTAL SHORT-TERM INVESTMENTS (Cost $741,000)		$741,000

TOTAL INVESTMENTS — 99.7% (Cost $153,503,308)		$146,732,507
Other Assets and Liabilities, net — 0.3%		453,168
NET ASSETS — 100.0% — NOTE 2		$147,185,675

(a) Non-income producing security.

(b) As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See Notes to Financial Statements

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of December 31, 2018:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Beverages	$3,384,054	$6,573,168	—	$9,957,222
Infrastructure Software	8,930,701	—	—	8,930,701
Professional Services	—	7,714,506	—	7,714,506
Internet Media	7,357,324	—	—	7,357,324
Packaged Food	—	5,954,680	—	5,954,680
Airlines	—	5,822,775	—	5,822,775
Other Commercial Services	—	5,606,743	—	5,606,743
Household Products	—	4,731,906	—	4,731,906
General Merchandise Stores	—	4,358,602	—	4,358,602
Information Technology Services	—	4,237,209	—	4,237,209
Specialty Pharma	—	4,062,843	—	4,062,843
Specialty Apparel Stores	—	3,949,176	—	3,949,176
Managed Health Care	—	3,909,337	—	3,909,337
Flow Control Equipment	—	3,850,366	—	3,850,366
Internet Based Services	3,789,324	—	—	3,789,324
Mass Merchants	3,704,982	—	—	3,704,982
Banks	—	3,690,041	—	3,690,041
Reinsurance	3,619,259	—	—	3,619,259
Health Care Supplies	—	3,586,741	—	3,586,741
Automotive Retailers	3,581,032	—	—	3,581,032
Non Wood Building Materials	—	3,567,958	—	3,567,958
Specialty Chemicals	—	3,469,472	—	3,469,472
Security Services	—	3,405,325	—	3,405,325
Other Spec Retail - Discretionary	—	3,396,839	—	3,396,839
Food Services	—	3,337,151	—	3,337,151
Apparel, Footwear & Acc Design	—	3,212,996	—	3,212,996
Application Software	—	3,192,860	—	3,192,860
Communications Equipment	1,733,200	1,456,034	—	3,189,234
Building Maintenance Services	—	3,101,092	—	3,101,092
Containers & Packaging	—	3,029,207	—	3,029,207
Basic & Diversified Chemicals	—	2,971,521	—	2,971,521
Health Care Services	2,796,347	—	—	2,796,347
Advertising & Marketing	—	1,370,195	—	1,370,195
Oil & Gas Services & Equipment	745,201	—	—	745,201
Other Common Stocks	—	2,791,340	—	2,791,340
Short-Term Investment	—	741,000	—	741,000
	$39,641,424	$107,091,083	—	$146,732,507

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were transfers of $93,125,111 from Level 1 to Level 2 during the period ended December 31, 2018. The transfers between Level 1 and 2 of the fair value hierarchy during the period ended December 31, 2018, were due to changes in valuation of international equity securities from the fair value price to the exchange closing price.

NOTE 2 — Federal Income Tax

The cost of investment securities held at December 31, 2018 (excluding short-term investments), was $153,384,064 for federal income tax purposes.

Net unrealized depreciation consists of:

Gross unrealized appreciation:	$13,152,827
Gross unrealized depreciation:	(20,545,384)
Net unrealized depreciation:	$(7,392,557)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d))under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood,
President (Principal Executive Officer)

Date: March 1, 2019

By:	/s/ E. Lake Setzler III
E. Lake Setzler III,
Treasurer (Principal Financial Officer)

Date: March 1, 2019